Balance Sheets - USD ($)	Sep. 30, 2020	Jul. 28, 2020
Assets
Total assets
Liabilities and Stockholder’s Equity
Total liabilities
Commitments and contingencies
Stockholder’s equity:
Ordinary shares, $0.0001 par value, 100 shares issued and outstanding	0.01	0.01
Due from stockholder	(0.01)	(0.01)
Total stockholder’s equity
Total liabilities and stockholder’s equity